Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

15. RELATED PARTY TRANSACTIONS

On May 19, 2021, the Company entered into an arrangement agreement to complete a spin-out of the shares of its wholly owned subsidiary, Canada Jetlines Operations Ltd. (“Jetlines”). On June 28, 2021, the Company completed the spin-out pursuant to the Arrangement under which the Company transferred 75% of shares of Jetlines to GlobalX shareholders. GlobalX retained 25% of the shares issued and outstanding of Jetlines and accounts for the investment in accordance with the equity method. As of December 31, 2023, Global Crossing Airlines holds approximately 10% of Jetlines outstanding shares. Currently, GlobalX continues to provide back-office support including sharing the costs of the Company’s aircraft fleet management software (TRAX).

Related parties and related party transactions impacting the consolidated financial statements not disclosed elsewhere in these consolidated financial statements are summarized below and include transactions with the following individuals or entities:

As of December 31, 2023 and 2022, amounts due to related parties include the following:

1.
GlobalX earned $180,838 and $30,625 in 2023 in relation to flights flown and shared TRAX services with Jetlines, respectively. GlobalX earned $0 and $33,246 in 2022 in relation to flights flown and shared TRAX services with Jetlines, respectively.
2.
Jetlines earned $862,552 in 2023 and was owed $113,012 and $0, respectively, in relation to flights flown by Jetlines for GlobalX
3.
GlobalX paid $78,450 and $0, respectively, in relation to marketing services to S Revista, S Communications and LM & Associates Consulting whose Principal is a former employee while employed by the Company.

As described on footnote 12, on March 17, 2022 and August 2, 2023, the Company entered into Subscription Agreement of $6 million and Secure Notes of $35.5 million, respectively, with entities of which its former executive or executives were elected Board of Directors' members of the Company during the last annual shareholders meeting in December 2023.

On July 3, 2023, the Company voluntarily dissolved GlobalX Ground Team LLC. The Company had a 50% interest in GlobalX Ground Team LLC and the dissolution had no impact in the Company's financial statements.

On August 14, 2023, the Company voluntarily dissolved GlobalX 321 Aircraft Acquisition Corp., The Company had a 100% interest in GlobalX 321 Aircraft Acquisition Corp and the dissolution had no impact in the Company's financial statements.

On August 17, 2023, the Company voluntarily dissolved GlobalX 320 Aircraft Acquisition Corp., The Company had a 100% interest in GlobalX 320 Aircraft Acquisition Corp. and the dissolution had no impact in the Company's financial statements.

Smartlynx Airlines Malta Limited is an entity whose Chief Executive Officer was a Board Member of GlobalX until his term expired in December 2022. During the year ending December 31, 2020, GlobalX made advanced payments totaling $250,000 for one passenger aircraft security deposit to deliver 200 hours of ACMI services per month. Total deposits and prepaid expense related to Smartlynx totaled $250,000 as of December 31, 2023 and 2022 and it is included in other assets on the consolidated balance sheets.

The amounts due to related parties are unsecured, non-interest bearing and have no stated terms of repayment.